Schedule of Investments
March 31, 2020
(Unaudited)
Invesco Oppenheimer Portfolio Series: Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.62%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Alternative Funds–7.93%
Invesco Oppenheimer Fundamental Alternatives Fund, Class R6	2.51%	$48,044,155	$—	$—	$(2,728,003)	$—	$—	1,737,583	$45,316,152
Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6	4.40%	82,625,345	883,690	(2,508,225)	(1,478,436)	27,058	1,254,355	5,048,770	79,549,432
Invesco Oppenheimer SteelPath MLP Select 40 Fund, Class R6	1.02%	45,292,658	1,138,063	—	(27,882,121)	—	1,138,064	6,577,517	18,548,600
Total Alternative Funds		175,962,158	2,021,753	(2,508,225)	(32,088,560)	27,058	2,392,419		143,414,184
Domestic Equity Funds–29.90%
Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6	3.16%	74,748,007	—	(6,381,342)	(11,744,070)	557,879	—	2,621,755	57,180,474
Invesco Oppenheimer Main Street Small Cap Fund, Class R6	3.67%	98,571,367	—	(3,176,079)	(29,233,770)	98,819	—	6,023,667	66,260,337
Invesco Oppenheimer Value Fund, Class R6	10.64%	290,503,621	923,169	—	(98,998,862)	—	923,169	9,873,162	192,427,928
Invesco Russell 1000 Dynamic Multifactor ETF	12.43%	289,112,991	—	—	(64,420,039)	—	901,362	8,635,394	224,692,952
Total Domestic Equity Funds		752,935,986	923,169	(9,557,421)	(204,396,741)	656,698	1,824,531		540,561,691
Fixed Income Funds–16.01%
Invesco Oppenheimer International Bond Fund, Class R6	4.13%	94,858,513	721,734	(4,580,864)	(15,999,154)	(378,506)	1,152,647	16,292,953	74,621,723
Invesco Oppenheimer Limited-Term Government Fund, Class R6	2.10%	39,914,712	134,002	(2,708,320)	891,369	(155,897)	201,786	8,595,004	38,075,866
Invesco Oppenheimer Master Inflation Protected Securities Fund, Class R6	0.33%	5,836,506	39	—	110,825	—	13,578	451,990	5,947,370
Invesco Oppenheimer Master Loan Fund, Class R6	3.18%	68,431,980	593,631	—	(11,560,540)	—	936,519	4,015,504	57,465,071
Invesco Oppenheimer Total Return Bond Fund, Class R6	6.27%	134,271,118	601,125	(22,141,075)	342,436	372,530	881,631	16,206,590	113,446,134
Total Fixed Income Funds		343,312,829	2,050,531	(29,430,259)	(26,215,064)	(161,873)	3,186,161		289,556,164
Foreign Equity Funds–42.62%
Invesco Oppenheimer Developing Markets Fund, Class R6	6.11%	144,739,607	—	(1,476,003)	(32,856,671)	58,197	—	3,139,105	110,465,130
Invesco Oppenheimer Emerging Markets Innovators Fund, Class R6(b)	3.82%	100,854,586	—	(4,951,097)	(27,559,293)	747,173	—	8,487,883	69,091,369
Invesco Oppenheimer Global Fund, Class R6	13.04%	312,070,077	—	(11,039,758)	(65,985,719)	800,718	—	3,129,582	235,845,318
Invesco Oppenheimer Global Infrastructure Fund, Class R6	1.96%	47,188,572	—	—	(11,836,731)	—	—	3,958,773	35,351,841
Invesco Oppenheimer International Equity Fund, Class R6	6.68%	160,979,614	—	(8,418,329)	(32,716,789)	833,862	—	7,016,184	120,678,358
Invesco Oppenheimer International Growth Fund, Class R6	6.72%	159,405,101	—	(7,729,737)	(31,377,540)	1,280,088	—	3,430,528	121,577,912
Invesco Oppenheimer International Small-Mid Company Fund, Class R6	4.29%	98,806,599	—	—	(21,191,967)	—	—	2,061,478	77,614,632
Total Foreign Equity Funds		1,024,044,156	—	(33,614,924)	(223,524,710)	3,720,038	—		770,624,560
Real Estate Funds–2.90%
Invesco Oppenheimer Real Estate Fund, Class Y	2.90%	69,431,501	—	—	(17,061,913)	—	—	2,573,444	52,369,588
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Portfolio Series: Active Allocation Fund

Invesco Oppenheimer Portfolio Series: Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.62%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Money Market Funds–0.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	0.26%	$2,979,059	$18,317,256	$(16,603,050)	$—	$—	$2,679	4,693,265	$4,693,265
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $1,854,960,674)	99.62%	$2,368,665,689	$23,312,709	$(91,713,879)	$(503,286,988)	$4,241,921	$7,405,790		$1,801,219,452
OTHER ASSETS LESS LIABILITIES	0.38%								6,817,846
NET ASSETS	100.00%								$1,808,037,298
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	122	June-2020	$15,675,170	$1,013,814	$1,013,814
EURO STOXX 600 Index	108	June-2020	1,881,392	188,197	188,197
Nikkei 225 Index	4	June-2020	703,836	39,892	39,892
S&P/TSX 60 Index	2	June-2020	231,422	22,393	22,393
SPI 200 Index	4	June-2020	314,255	1,237	1,237
Subtotal				1,265,533	1,265,533
Interest Rate Risk
Canada 10 Year Bonds	47	June-2020	4,914,076	186,601	186,601
Euro-BTP	57	June-2020	8,889,777	(392,375)	(392,375)
Euro-BUND	34	June-2020	6,468,880	(98,299)	(98,299)
Euro-OAT	63	June-2020	11,618,196	(330,148)	(330,148)
Janpanese 10 Year Bonds	31	June-2020	43,986,701	(539,251)	(539,251)
Long Gilt	77	June-2020	13,025,446	159,602	159,602
U.S. Treasury 2 Year Notes	125	June-2020	27,547,852	2,683	2,683
U.S. Treasury 5 Year Notes	400	June-2020	50,143,750	676,324	676,324
Subtotal				(334,863)	(334,863)
Subtotal—Long Futures Contracts				930,670	930,670
Short Futures Contracts
Equity Risk
MSCI Emerging Market	457	June-2020	(19,260,265)	(820,624)	(820,624)
Total Futures Contracts				$110,046	$110,046

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/17/2020	Bank Of America	GBP	7,560,000	USD	9,473,557	$70,768
06/17/2020	Bank Of America	PLN	13,280,000	USD	3,402,412	193,225
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Portfolio Series: Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2020	Bank Of America	SEK	780,000	USD	80,477	$1,498
04/02/2020	J.P. Morgan Chase Bank, N.A.	BRL	29,730,000	USD	5,723,912	2,313
04/02/2020	J.P. Morgan Chase Bank, N.A.	USD	5,718,737	BRL	29,730,000	2,862
06/17/2020	J.P. Morgan Chase Bank, N.A.	CLP	4,885,000,000	USD	5,849,249	130,431
06/17/2020	J.P. Morgan Chase Bank, N.A.	KRW	9,175,000,000	USD	7,640,962	82,990
06/17/2020	UBS	AUD	7,080,000	USD	4,460,853	105,060
06/17/2020	UBS	CAD	16,880,000	USD	12,210,003	206,687
06/17/2020	UBS	EUR	5,897,000	USD	6,613,704	91,008
06/17/2020	UBS	NZD	13,660,000	USD	8,395,286	249,281
Subtotal—Appreciation						1,136,123
Currency Risk
06/17/2020	Bank Of America	USD	3,919,192	COP	15,520,000,000	(119,466)
06/17/2020	Bank Of America	USD	12,404,503	JPY	1,319,400,000	(94,046)
06/17/2020	Bank Of America	USD	3,783,124	RUB	277,530,000	(290,647)
06/17/2020	Bank Of America	USD	7,253,711	TWD	215,000,000	(111,447)
06/17/2020	Barclays Bank PLC	USD	5,845,511	MYR	25,200,000	(18,585)
04/02/2020	Citibank, N.A.	BRL	29,730,000	USD	5,718,737	(2,861)
04/02/2020	Citibank, N.A.	USD	6,634,236	BRL	29,730,000	(912,637)
06/02/2020	J.P. Morgan Chase Bank, N.A.	USD	5,702,503	BRL	29,730,000	(4,426)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	7,108,989	IDR	105,700,000,000	(672,893)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	5,048,066	INR	380,710,000	(57,750)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	5,152,548	MXN	111,790,000	(492,816)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	4,239,484	TRY	27,330,000	(196,818)
06/17/2020	UBS	USD	7,586,699	CHF	7,160,000	(120,744)
06/17/2020	UBS	USD	7,108,416	ZAR	116,000,000	(687,550)
Subtotal—Depreciation						(3,782,686)
Total Forward Foreign Currency Contracts						$(2,646,563)

Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chile Peso
COP	– Colombia Peso
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
PLN	– Polish Zloty
RUB	– Russian Ruble
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– Taiwan New Dollar
USD	– U.S. Dollar
ZAR	– South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Portfolio Series: Active Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated and Unaffiliated Issuers	$1,801,219,452	$—	$—	$1,801,219,452
Other Investments - Assets*
Futures Contracts	2,290,743	—	—	2,290,743
Forward Foreign Currency Contracts	—	1,136,123	—	1,136,123
	2,290,743	1,136,123	—	3,426,866
Other Investments - Liabilities*
Futures Contracts	(2,180,697)	—	—	(2,180,697)
Forward Foreign Currency Contracts	—	(3,782,686)	—	(3,782,686)
	(2,180,697)	(3,782,686)	—	(5,963,383)
Total Other Investments	110,046	(2,646,563)	—	(2,536,517)
Total Investments	$1,801,329,498	$(2,646,563)	$—	$1,798,682,935

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer Portfolio Series: Active Allocation Fund